Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory	$ 243	$ 160
Natural gas [Member]
Inventory [Line Items]
Inventory	17	15
LNG [Member]
Inventory [Line Items]
Inventory	44	50
LNG in-transit [Member]
Inventory [Line Items]
Inventory	130	58
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 52	$ 37